LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 13 – LEASES
The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years. These leases often include options to extend the term of the lease which may be for periods of up to 5 years. When it is reasonably certain that the option will be exercised, the impact of the renewal term is included in the lease term for purposes of determining total future lease payments and measuring the ROU asset and lease liability. We apply the short-term lease policy election, which allows us to exclude from recognition leases with an original term of 12 months or less. We have not entered into any finance leases as of March 31, 2024.

For the three months ended March 31, 2024, the components of the Company’s lease expense were as follows (in thousands):

	Three months ended March 31, 2024	Three months ended March 31, 2023
Operating Lease Cost	$1,482	$1,518
Short-term Lease Cost	35	30
Variable Lease Cost	88	84
Sublease Income	—	(46)

Total Lease Cost	$1,605	$1,586

Supplemental balance sheet information related to leases was as follows (in thousands):

Three months ended March 31, 2024
Weighted-average remaining lease term (in years)	6.45
Weighted average discount rate	5.86%

Three months ended March 31, 2024
Cash paid for amounts included in the measurement of lease liabilities	1,350
Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the unaudited condensed consolidated balance sheet as of March 31, 2024 were as follows (in thousands):

2024	$3,759
2025	4,244
2026	3,719
2027	2,540
2028	1,978
Thereafter	5,677

Total lease payments	$21,917
Less: imputed interest	(3,550)

Present value of lease liabilities	$18,367

The Company leases downhole drilling tools to companies in the oil and natural gas industry. Such leases are accounted for in accordance with ASC 842. For the three months ended March 31, 2024 and 2023, tool rental revenue for leases of downhole drilling tools was approximately $30.0 million and $32.3 million, respectively. Our lease contract periods are short-term in nature and are typically daily, monthly, per well, or footage based. Due to the short-term nature of the contracts, no maturity table is presented.

NOTE 8 – LEASES
The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years. These leases often include options to extend the term of the lease, which may be for periods of up to 5 years. When it is reasonably certain that the option will be exercised, the impact of the renewal term is included in the lease term for purposes of determining total future lease payments and measuring the ROU asset and lease liability. We apply the short-term lease policy election, which allows us to exclude from recognition leases with an original term of 12 months or less. We have not entered into any finance leases as of December 31, 2023.
For the year ended December 31, 2023 and 2022, the components of the Company’s lease expense were as follows (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating Lease Cost	$6,077	$5,722
Short-term Lease Cost	130	143
Variable Lease Cost	320	319
Sublease Income	(76)	(183)

Total Lease Cost	$6,451	$6,001

Supplemental balance sheet information related to leases was as follows (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Weighted-average remaining lease term (in years)	6.55	7.53
Weighted average discount rate	5.80%	5.34%

	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	5,538	5,003

Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheet as of December 31, 2023 were as follows (in thousands):

2024	$4,923
2025	4,089
2026	3,522
2027	2,439
2028	1,939
Thereafter	5,605

Total lease payments	$22,517
Less: imputed interest	(3,666)

Present value of lease liabilities	$18,851

The Company leases downhole drilling tools to companies in the oil and natural gas industry. Such leases are accounted for in accordance with ASC 842. For the year ended December 31, 2023 and 2022, tool rental revenue was approximately $119.2 million and $99.0 million, respectively. Our lease contract periods are short-term in nature and are typically daily, monthly, per well, or footage based. Due to the short-term nature of the contracts, no maturity table is presented.